Trade and Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables [abstract]
Trade payables	$ 14,637	$ 26,504
Accrued expenses	28,187	24,518
Income tax payable	0	57
Liability for share-based awards	1,281	1,805
Other	3	1,957
Total trade and other payables	$ 44,107	$ 54,840